EQ Advisors TrustSM

Supplement dated December 31, 2008 to the

Prospectus dated May 1, 2008

This Supplement replaces certain information contained in the above-dated Prospectus. Unless indicated otherwise, this Supplement does not supersede the Prospectus dated May 1, 2008. This Supplement replaces certain information about the Class IA and Class IB shares of the EQ/AllianceBernstein Intermediate Government Securities Portfolio and EQ/JPMorgan Core Bond Portfolio contained in the above dated Prospectus that you can choose as an investment alternative. Each Portfolio has its own investment objective and strategies that are designed to meet certain investment goals. This Supplement describes additional information, effective on or about January 15, 2009, about changes in each Portfolio’s name, investment strategy, and investment sub-adviser as well as changes to certain of the fees paid by each Portfolio. This Supplement contains information you should know before investing. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

EQ/AllianceBernstein Intermediate Government Securities Portfolio*

EQ/JPMorgan Core Bond Portfolio*

*	Effective on or about January 15, 2009, the name of the EQ/AllianceBernstein Intermediate Government Securities Index Portfolio will change to the “EQ/Intermediate Government Bond Index Portfolio;” the name of the EQ/JPMorgan Core Bond Portfolio will change to the “EQ/Core Bond Index Portfolio.”

EQ/AllianceBernstein Intermediate Government Securities Portfolio

Effective on or about January 15, 2009, the investment strategy of the Portfolio will change from an active strategy to a passive strategy that seeks to track the performance of the Barclays Capital Intermediate Government Bond Index and the name of the portfolio will be the EQ/Intermediate Government Bond Index Portfolio. SSgA Funds Management, Inc. (“SSgA FM”) will replace AllianceBernstein L.P. as the adviser to the Portfolio.

The information in the section “The Investment Strategy” is deleted and hereby replaced with the following:

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in securities, or instruments that invest in securities, that comprise the Barclays Capital Intermediate Government Bond Index (“Government Bond Index”). The Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding. The Portfolio also may underweight or overweight individual companies or sectors when the Adviser believes it will benefit performance. When the Portfolio invests in exchange traded funds (“ETFs”) or other investment companies which invest in securities comprising the Government Bond Index, the Portfolio bears a proportionate share of expenses charged by the investment company in which it invests. The Portfolio also may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

While complete replication of the Government Bond Index is not possible, SSgA FM will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Government Bond Index. Individual securities holdings may differ from the Government Bond Index, and the Portfolio may not track the performance of the Government Bond Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Government Bond Index are valued. SSgA FM may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves. SSgA FM may also purchase or sell futures contracts on the Government Bond Index (or other fixed-income securities indices), if and when they become available.

The information in the section “The Principal Risks” is deleted and hereby replaced with the following:

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

Although the Portfolio attempts to closely track the Government Bond Index, the Portfolio does not invest in all securities in the index so there can be no assurance that its performance will match that of the Government Bond Index. Also, the Portfolio’s returns, unlike those of the Government Bond Index, are reduced by Portfolio fees and operating expenses. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus “More Information on Risks and Benchmarks:”

•	Derivatives Risk

•	ETF Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Interest Rate Risk

Investment Grade Securities Risk

•	Index Fund Risk

•	Portfolio Turnover Risk

The Average Annual Total Returns Table in the section “Portfolio Performance” is supplemented as follows:

The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. The table below assumes reinvestment of dividends and distributions.

Average Annual Total Returns

	One Year	Five Years	Ten Years
EQ/Intermediate Government Bond Index Portfolio – Class IA Shares	7.13%	3.29%	5.01%
EQ/Intermediate Government Bond Index Portfolio – Class IB Shares	6.97%	3.05%	4.74%
Barclays Capital Intermediate Government Bond Index†	8.47%	3.69%	5.55%

†	For more information on this index, see the following section “More Information on Risks and Benchmarks.” Formerly, the Lehman Brothers Intermediate Government Securities Bond Index

The information in the section “Portfolio Fees and Expenses” is deleted and hereby replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses*

(expenses that are deducted from Portfolio assets)

EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.350%	0.350%
Distribution and/or Service Fees (12b-1 fees)	None	0.250%†
Other Expenses	0.135%	0.135%
Total Annual Portfolio Operating Expenses	0.485%	0.735%

*	Expenses have been restated to reflect current fees.

†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$50	$75
3 Years	$156	$235
5 Years	$271	$409
10 Years	$610	$912

The information in the section “Who Manages the Portfolio” is deleted and hereby replaced with the following:

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111 and manages the Index Allocated Portion of the Portfolio. SSgA FM, is a wholly owned subsidiary of State Street Corporation. As of September 30, 2008, SSgA FM had over $157 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA is the largest institutional fund management company in the world with $1.69 trillion in assets under management as of September 30, 2008. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The Portfolio will be managed by the SSgA Fixed Income Index Team. Portfolio managers John Kirby and Mike Brunell will jointly and primarily have responsibility for the day-today management of the Bond Index Portfolio. Mr. Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm's Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby's responsibilities include risk management and product development. Mr. Brunell is a Principal of SSgA FM and SSgA. Mr. Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

EQ/JPMorgan Core Bond Portfolio

Effective on or about January 15, 2009, the investment strategy of the Portfolio will change from an active strategy to a passive strategy that seeks to track the performance of the Barclays Capital U.S. Aggregate Bond Index and the name of the portfolio will be the EQ/Core Bond Index Portfolio. SSgA Funds Management, Inc. (“SSgA FM”) will replace JPMorgan Investment Management Inc. as the adviser to the Portfolio.

The information in the section “The Investment Strategy” is deleted and hereby replaced with the following:

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that comprise the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), which covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, have a fixed coupon rate, be U.S. dollar denominated and must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade.

While complete replication of the Aggregate Bond Index is not possible, SSgA FM will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Aggregate Bond Index. Individual securities holdings may differ from the Aggregate Bond Index, and the Portfolio may not track the performance of the Aggregate Bond Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Aggregate Bond Index are valued. SSgA FM may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves. SSgA FM may also purchase or sell futures contracts on the Aggregate Bond Index (or other fixed-income securities indices), if and when they become available.

The information in the section “The Principal Risks” is deleted and hereby replaced with the following:

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

Although the Portfolio attempts to closely track the Aggregate Bond Index, the Portfolio does not invest in all bonds in the index and so there can be no assurance that its performance will match that of the Aggregate Bond Index. Also, the Portfolio’s returns, unlike those of the Aggregate Bond Index, are reduced by Portfolio fees and operating expenses. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus “More Information on Risks and Benchmarks:”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

The Average Annual Total Returns Table in the section “Portfolio Performance” is supplemented as follows:

The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. The table below assumes reinvestment of dividends and distributions.

	One Year	Five Years	Since Inception
EQ/Core Bond Index Portfolio – Class IA Shares	3.35%	3.61%	5.41%
EQ/Core Bond Index Portfolio – Class IA Shares	3.08%	3.37%	5.26%
Barclays Capital U.S. Aggregate Bond Index†	6.97%	4.42%	5.98%

†	For more information on this index, see the following section “More Information on Risks and Benchmarks.” This Index previously was referred to as the Lehman Brothers U.S. Aggregate Bond Index

The information in the section “Portfolio Fees and Expenses” is deleted and hereby replaced with the following:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses*

(expenses that are deducted from Portfolio assets)

EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.350%	0.350%
Distribution and/or Service Fees (12b-1 fees)**	None	0.250%
Other Expenses	0.110%	0.110%
Total Annual Portfolio Operating Expenses	0.460%	0.710%

*	Expenses have been restated to reflect current fees.

**	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Underlying ETFs incurred indirectly) remain the same, and that the expense limitation arrangement currently in place is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$47	$73
3 Years	$148	$227
5 Years	$258	$395
10 Years	$579	$883

The information contained in the section “Who Manages the Portfolio” is deleted and hereby replaced with the following:

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111 and manages the Index Allocated Portion of the Portfolio. SSgA FM, is a wholly owned subsidiary of State Street Corporation. As of September 30, 2008, SSgA FM had over $157 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA is the largest institutional fund management company in the world with $1.69 trillion in assets under management as of September 30, 2008. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The Portfolio will be managed by the SSgA Fixed Income Index Team. Portfolio managers John Kirby and Mike Brunell will jointly and primarily have responsibility for the day-today management of the Bond Index Portfolio. Mr. Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm's Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby's responsibilities include risk management and product development. Mr. Brunell is a Principal of SSgA FM and SSgA. Mr. Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

MORE INFORMATION ON RISKS AND BENCHMARKS

Under the heading “Risks,” of the Prospectus, the following risk will be replaced in its entirety with the following:

Index-Fund Risk: The EQ/AllianceBernstein Common Stock, EQ/Bond Index, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/FI Mid Cap Index, EQ/Government Securities Index, EQ/Small Company Index and the Index Allocated Portion of the PLUS Portfolios invest in the securities included in the relevant index or substantially identical securities regardless of market trends. These Portfolios and the Index Allocated Portions of the PLUS Portfolios cannot modify their respective investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

MANAGEMENT OF THE TRUST

The information in the section “Management Fees” is supplemented with the following:

The Portfolio pays a fee to the Manager for management services. The following table shows the contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets payable by the EQ/Intermediate Government Bond Index Portfolio and EQ/Core Bond Index Portfolio).

Portfolio	Management Fee
EQ/Intermediate Government Bond Index Portfolio	0.350% of average daily net assets
EQ/Core Bond Index Portfolio	0.350% of average daily net assets

The following is added to the end of the section “Management Fees:”

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the amended investment management agreement and the amended investment advisory agreement with SSgA FM with respect to the EQ/Intermediate Government Bond Index Portfolio, and EQ/Core Bond Index Portfolio will be available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2008.

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